INVESTMENTS IN ASSOCIATED COMPANIES (Movements) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Allowance for credit loss, beginning balance	$ 3,266
Allowance recorded in net income of associated companies	(402)
Allowance for credit loss, ending balance	2,864		$ 3,266
River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Allowance for credit loss, beginning balance	378
Allowance recorded in net income of associated companies	(62)
Allowance for credit loss, ending balance	$ 316		$ 378
River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)	49.90%	49.90%	49.90%